Accumulated Other Comprehensive Income (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	6 Months Ended
	Sep. 30, 2017 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ 113,586	[1]
Tax effect	(34,957)	[2]
Net of tax before allocation to noncontrolling interests	78,629
Net of tax attributable to noncontrolling interests	(110)	[2]
Net of tax attributable to MHFG shareholders	78,519
Accumulated Net Unrealized Investment Gain (Loss) | Gain (Loss) on Investments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	113,819	[1]
Tax effect	(35,053)	[2]
Net of tax before allocation to noncontrolling interests	78,766
Net of tax attributable to noncontrolling interests	(107)	[2]
Net of tax attributable to MHFG shareholders	78,659
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(233)	[1]
Tax effect	96	[2]
Net of tax before allocation to noncontrolling interests	(137)
Net of tax attributable to noncontrolling interests	(3)	[2]
Net of tax attributable to MHFG shareholders	¥ (140)

[1]	The amounts in the Before tax column are recorded in each account presented under the heading "Affected line items in the consolidated statements of income".
[2]	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income (loss) attributable to noncontrolling interests in the consolidated statements of income, respectively.